Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2015
Japanese plans
Information Regarding Defined Benefit Plans

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Change in benefit obligation
Benefit obligation at beginning of year	1,594,411	1,657,520	633,160	705,583
Service cost	64,549	73,256	36,908	41,147
Interest cost	24,518	21,746	32,153	37,993
Plan participants’ contributions	856	871	297	575
Plan amendments	(427)	(381)	96	3,217
Net actuarial (gain) loss	35,306	51,198	(30,012)	116,787
Acquisition and other	—	(18,523)	48,388	91,097
Benefits paid	(61,693)	(64,462)	(15,407)	(19,469)

Benefit obligation at end of year	1,657,520	1,721,225	705,583	976,930

Change in plan assets
Fair value of plan assets at beginning of year	1,090,258	1,244,466	479,239	580,982
Actual return on plan assets	133,964	212,908	56,300	59,800
Acquisition and other	—	(11,341)	42,694	74,171
Employer contributions	56,386	38,917	14,801	14,660
Plan participants’ contributions	856	871	297	575
Benefits paid	(36,998)	(38,019)	(12,349)	(16,660)

Fair value of plan assets at end of year	1,244,466	1,447,802	580,982	713,528

Funded status	413,054	273,423	124,601	263,402

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans

Amounts recognized in the consolidated balance sheets as of March 31, 2014 and 2015 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Accrued expenses (Accrued pension and severance costs)	25,088	26,906	2,509	2,411
Accrued pension and severance costs	573,301	595,598	194,317	284,695
Investments and other assets - Other (Prepaid pension and severance costs)	(185,335)	(349,081)	(72,225)	(23,704)

Net amount recognized	413,054	273,423	124,601	263,402

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2014 and 2015 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Net actuarial loss	(248,751)	(110,948)	(46,278)	(133,594)
Prior service costs	48,221	43,879	(1,659)	(4,499)
Net transition obligation	—	—	—	—

Net amount recognized	(200,530)	(67,069)	(47,937)	(138,093)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Projected benefit obligation	792,445	838,224	175,238	341,416
Accumulated benefit obligation	732,695	805,107	153,254	324,160
Fair value of plan assets	204,343	217,738	19,136	65,533

Components of Net Periodic Pension Cost

Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Service cost	60,261	64,549	73,256	27,943	36,908	41,147
Interest cost	27,804	24,518	21,746	24,300	32,153	37,993
Expected return on plan assets	(22,352)	(26,768)	(31,255)	(23,177)	(34,059)	(40,784)
Amortization of prior service costs	(8,033)	(5,566)	(4,723)	369	359	377
Recognized net actuarial loss	16,619	12,562	7,302	2,884	5,224	2,892
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	74,299	69,295	66,326	32,319	40,585	41,625

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Net actuarial gain (loss)	32,122	71,890	130,455	(15,804)	52,253	(97,772)
Recognized net actuarial loss	16,619	12,562	7,302	2,884	5,224	2,892
Prior service costs	3,462	427	381	43	(96)	(3,217)
Amortization of prior service costs	(8,033)	(5,566)	(4,723)	369	359	377
Amortization of net transition obligation	—	—	—	—	—	—
Other	(173)	—	46	(8,162)	(7,605)	7,564

Total recognized in other comprehensive income (loss)	43,997	79,313	133,461	(20,670)	50,135	(90,156)

Japanese plans | Benefit Obligations
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine benefit obligations as of March 31, 2014 and 2015 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2014	2015	2014	2015
Discount rate	1.4%	1.1%	4.8%	4.0%
Rate of compensation increase	2.1%	2.5%	4.5%	4.4%

Japanese plans | Net Periodic Pension Cost
Weighted-Average Assumptions Used

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2013, 2014 and 2015 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2013	2014	2015	2013	2014	2015
Discount rate	2.0%	1.7%	1.4%	5.0%	4.5%	4.8%
Expected return on plan assets	2.5%	2.6%	2.5%	7.0%	6.9%	6.7%
Rate of compensation increase	2.3%	2.2%	2.1%	4.5%	4.6%	4.5%

Foreign Plans
Summary of Fair Value of Classes of Plan Assets

The following table summarizes the fair value of classes of plan assets as of March 31, 2014 and 2015. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

Japanese plans

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	511,828	—	—	511,828
Commingled funds	—	185,599	—	185,599

	511,828	185,599	—	697,427

Debt securities
Government bonds	90,071	—	—	90,071
Commingled funds	—	229,421	—	229,421
Other	—	24,028	322	24,350

	90,071	253,449	322	343,842

Insurance contracts	—	132,810	—	132,810
Other	18,838	3,789	47,760	70,387

Total	620,737	575,647	48,082	1,244,466

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	603,293	—	—	603,293
Commingled funds	—	163,543	—	163,543

	603,293	163,543	—	766,836

Debt securities
Government bonds	91,348	—	—	91,348
Commingled funds	—	247,261	—	247,261
Other	—	23,267	233	23,500

	91,348	270,528	233	362,109

Insurance contracts	—	175,068	—	175,068
Other	23,549	70,133	50,107	143,789

Total	718,190	679,272	50,340	1,447,802

Foreign plans

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	221,988	—	—	221,988
Commingled funds	—	125,840	—	125,840

	221,988	125,840	—	347,828

Debt securities
Government bonds	54,086	—	—	54,086
Commingled funds	—	45,887	—	45,887
Other	3,004	44,964	—	47,968

	57,090	90,851	—	147,941

Insurance contracts	—	—	—	—
Other	31,053	6,294	47,866	85,213

Total	310,131	222,985	47,866	580,982

	Yen in millions
	March 31, 2015
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	244,542	—	—	244,542
Commingled funds	—	177,115	—	177,115

	244,542	177,115	—	421,657

Debt securities
Government bonds	67,534	—	—	67,534
Commingled funds	—	71,712	—	71,712
Other	3,691	52,501	—	56,192

	71,225	124,213	—	195,438

Insurance contracts	—	—	—	—
Other	16,839	12,764	66,830	96,433

Total	332,606	314,092	66,830	713,528

Changes in Level 3 Plan Assets Measured At Fair Value

The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2013, 2014 and 2015:

Japanese plans

	Yen in millions
	For the years ended March 31,
	2013			2014			2015
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	591	40,065	40,656	441	41,535	41,976	322	47,760	48,082
Actual return on plan assets	3	438	441	2	3,583	3,585	2	1,169	1,171
Purchases, sales and settlements	(153)	1,032	879	(121)	2,642	2,521	(91)	1,178	1,087
Other	—	—	—	—	—	—	—	—	—

Balance at end of year	441	41,535	41,976	322	47,760	48,082	233	50,107	50,340

Foreign plans

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
	Other	Other	Other
Balance at beginning of year	31,377	40,607	47,866
Actual return on plan assets	2,472	791	4,699
Purchases, sales and settlements	2,599	1,987	7,698
Other	4,159	4,481	6,567

Balance at end of year	40,607	47,866	66,830

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2016	69,606	12,977
2017	69,709	13,896
2018	70,611	14,947
2019	77,296	16,375
2020	78,321	17,604
from 2021 to 2025	416,805	108,976

Total	782,348	184,775